Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances Above (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)
Liabilities for recalls and other safety measures at beginning of year	$ 3,625	¥ 301,422	¥ 139,577		¥ 53,603
Payments made during year	(3,164)	(263,096)	(89,796)		(69,812)
Provision for recalls and other safety measures	4,290	356,749	256,981	[1]	159,899
Other	(67)	(5,576)	(5,340)		(4,113)
Liabilities for recalls and other safety measures at end of year	$ 4,684	¥ 389,499	¥ 301,422		¥ 139,577

[1]	Toyota has employed an estimation model to accrue of expenses for future recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience from the fourth quarter of the fiscal year ended March 31, 2010. This change has resulted in an increase in provision for recalls and other safety measures in this table by ¥105,698 million.